Changes in Liabilities Attributable to Financing Activities - Summary of Changes in Liabilities Attributable to Financing Activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance		$ 532,835	$ 151,698	$ 149,206
Cash flows		(22,323)	375,524	35,919
Non-cash flows:
Addition – leases		2,880	21,341	20,111
Foreign exchange adjustments		(1,187)	3,251	(8,821)
Assets held for sale (Note 34)				(44,794)
Fair value changes (including interest expenses) recognized in the consolidated statement of operations		867	(74,078)
Change in fair value recognized in consolidated statement of other comprehensive loss		0	72,656
Remeasurement - leases	[1]		(17,886)
Cancellation - leases	[2]	(25,118)
Other changes		3,497	329	77
Balance		491,451	532,835	151,698
Liabilities to Credit Institutions
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance		120,305	52,590	5,987
Cash flows		(2,678)	61,985	46,818
Non-cash flows:
Foreign exchange adjustments		840	407	(292)
Other changes		3,506	5,323	77
Balance		121,973	120,305	52,590
Leases
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance		89,002	99,108	143,219
Cash flows		(19,645)	(11,411)	(10,899)
Non-cash flows:
Addition – leases		2,880	21,341	20,111
Foreign exchange adjustments		(2,027)	2,844	(8,529)
Assets held for sale (Note 34)				(44,794)
Remeasurement - leases	[1]		(17,886)
Cancellation - leases	[2]	(25,118)
Other changes		(9)	(4,994)
Balance		45,083	89,002	$ 99,108
Convertible Notes
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance		323,528
Cash flows			324,950
Non-cash flows:
Fair value changes (including interest expenses) recognized in the consolidated statement of operations		867	(74,078)
Change in fair value recognized in consolidated statement of other comprehensive loss			72,656
Balance		$ 324,395	$ 323,528

[1]	Remeasurement related to change of lease term due to the decision to discontinue the construction of the production facility in Peterborough, UK.
[2]	Cancellation is primarily related to terminated lease contract due to the continued exit of the production facility in Peterborough, UK.